GENERAL (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 13, 2013	Jan. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Apr. 22, 2016	Dec. 26, 2013
Business Acquisition, Contingent Consideration [Line Items]
Cash paid for acquisition	$ 10,000						$ 10,000
Cash paid for acquisition, net				$ 0	$ 3,514	$ 988	$ 8,800
Issuance of share capital, net of issuance costs (in shares)			2,415,000
Total net proceeds from issuance of share capital			$ 27,126	$ 0	$ 0	$ 27,126
Number Of Major Customers				5	4	6
Concentration Risk, Percentage				50.00%	32.00%	94.00%
Retained Earnings (Accumulated Deficit)				$ (50,476)	$ (43,815)
Net Cash Provided by (Used in) Operating Activities				(1,983)	(11,045)	$ (3,674)
Net Working Capital				4,500
Proceeds from Related Party Debt				2,082	$ 0	$ 0
Line of Credit [Member]
Business Acquisition, Contingent Consideration [Line Items]
Proceeds from Related Party Debt				$ 1,500
Alternatives Inc [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payments For Earn Out Mechanism		$ 2,900
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments	$ 12,500							$ 3,550	$ 12,500